Acquisition of Taminco (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Final Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the final fair values of the assets acquired and liabilities assumed at the date of acquisition (in millions):

Cash	$171
Inventory	133
Accounts receivable	73
Property, plant and equipment	412
Intangible assets	636
Goodwill	452
Other long term assets	21

Total assets acquired	1,898

Current liabilities	157
Long term debt	1,108
Other long term liabilities	307

Total liabilities assumed	1,572

Net assets acquired	$326

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash	$171
Inventory	133
Accounts Receivable	73
Property, plant and equipment	412
Intangible Assets	636
Goodwill	452
Other long term assets	21

Total assets	1,898
Current liabilities	157
Long term debt	1,108
Other long term liabilities	307

Total liabilities	1,572

Net assets acquired	$326

Acquisition Related Intangible Asset Valuations

The Acquisition related intangible asset valuations are as follows ($ in millions):

	Estimated Useful Lives	As of the Acquisition
Regulatory costs	3 years	$6
Customer relationships	12 years	346
Technology, patents and license costs	10 years	94
Various contracts	8 years	186
Leasehold improvements	44 years	4

Total Intangible Assets at Acquisition		$636

The Acquisition related intangible assets valuation are as follows:

	Estimated Useful Lives	As of the Acquisition
Regulatory costs	3 years	$6
Customer relationships	12 years	346
Technology, patents and license costs	10 years	94
Various Contracts	8 years	186
Leasehold Improvements	44 years	4

Total Intangible Assets at Acquisition		$636

Supplementary Pro Forma Information

(In millions, except per share amounts)	Predecessor	Successor	For the Nine Months Ended September 30, 2012
	January 1 through February 14, 2012	Nine Months Ended September 30, 2012	Adjustments	Pro Forma Combined
Net sales	$144	$711	$—	$855

Net loss	$(54)	$(29)	$(6)	$(89)

Net loss per common share:
Basic	$(0.05)	$(0.59)		$(1.82)
Diluted	$(0.05)	$(0.59)		$(1.82)

The unaudited pro forma combined statements of operations for the year ended December 31, 2012 have been derived from our historical consolidated financial statements and have been prepared to give effect to the Acquisition, assuming that the Acquisition occurred on January 1, 2012.

			For the year ended December 31, 2012
(In millions, except per share amounts)	Predecessor January 1 through February 14, 2012	Successor year ended December 31, 2012	Adjustments	Pro Forma Combined
Net sales	$144	$972	$—	$1,116

Net income (loss)	$(54)	$(28)	$(6)	$(88)

Net income (loss) per common share:
Basic	$(0.05)	$(0.57)		$(1.80)
Diluted	$(0.05)	$(0.57)		$(1.80)